Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities at December 31 consist of the following:

	2015	2014
Deferred tax assets:
Net operating loss carry-forwards	$ 24,536	$ 23,114
Accruals and reserves	97	141
Deferred revenue	334	382
Intangibles	923	273
Other, net	49	-
Fixed Assets	11	894
Gross tax assets	25,950	4,804
Valuation allowance	(25,950)	(24,804)
Net deferred tax assets	$ -	$ -

Schedule of components of income tax expense (benefit)

The Company's provision for income taxes differs from the amount computed by applying the statutory U.S. federal income tax rate to loss before taxes as follows for the years ended December 31, 2015 and December 31, 2014:

	2015	2014
Income tax benefit at the federal statutory rate	$ (1,264)	$ (1,364)
State income tax benefit	(216)	(233)
Credits	-	-
Prior year true up to return	128	5,758
Permanent items and other	206	81
Change in valuation allowance	(1,146)	(4,242)
Income tax expense	$ -	$ -